Income tax - Summary of Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
One year	$ 17,873	$ 12,007
Two years	17,103	16,261
Three years	25,846	15,561
Four years	53,648	23,515
Thereafter and unlimited	230,417	196,142
Net operating loss carryforwards	$ 344,887	$ 263,486